SCHEDULE OF INVESTMENT IN UNCONSOLIDATED ENTITIES (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Impairment Effects on Earnings Per Share [Line Items]
Subtotal		$ 1,743,231
Allowance for impairment losses		(1,537,000)
Investments		206,231
GNTW Stock Warrant [Member]
Impairment Effects on Earnings Per Share [Line Items]
Subtotal		143,641
GNTW Common Stock [Member]
Impairment Effects on Earnings Per Share [Line Items]
Subtotal		18,300
Stemtech Convertible Note [Member]
Impairment Effects on Earnings Per Share [Line Items]
Subtotal		44,290
Moji Life, LLC. [Member]
Impairment Effects on Earnings Per Share [Line Items]
Subtotal		$ 1,537,000